Investment Strategy	Apr. 27, 2026
Return Stacked(R) Bonds & Futures Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in two complimentary investment strategies, a Bond strategy and a Futures Yield strategy. The Fund uses leverage to “stack” the total return of holdings in the Fund’s Bond strategy together with the potential returns of the Fund’s Futures Yield strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s Bond strategy and approximately one dollar of exposure to the Fund’s Futures Yield strategy. So, the return of the Futures Yield strategy (minus the cost of financing) is essentially stacked on top of the returns of the Bond strategy.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the Bond strategy (as described below) and (b) the Futures Yield strategy (as described below).

For the Fund’s Bond strategy, the Fund will invest in U.S. Treasury securities, bond ETFs, and/or futures contracts on U.S. Treasury securities, as well as swaps on any of the foregoing and/or swaps on U.S. fixed income indices.

For the Fund’s Futures Yield strategy, the Fund will invest among four major asset classes (commodities, currencies, equities, and fixed income) and generally, the Fund will gain exposure to these four asset classes by investing in futures contracts including, but not limited to, commodity futures; currency futures; equity index futures; bond futures; and interest rate futures; as well as swaps on any of the foregoing and/or swaps on applicable indices (collectively, the “Instruments”). The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments.

The Fund will target a 100% exposure to each of its Bond strategy and its Futures Yield strategy.

Further, the Fund (and the Subsidiary) will hold U.S. Treasury bills and cash equivalents as collateral for the futures and swap contracts as well as to generate income.

Bond strategy:

The Fund seeks to capture the total return of the broad U.S. fixed income market with the objective of long-term capital appreciation. To do so, the Fund will invest in U.S. Treasury securities, broad-based bond ETFs, U.S. Treasury futures contracts, as well as swaps on any of the foregoing and/or swaps on U.S. fixed income indices.

For the Fund’s direct investments in U.S. Treasury securities, the Fund will invest in Treasury bills, notes, and bonds across the yield curve and the holdings will have a target duration of two to eight years.

The Fund may also invest in broad-based aggregate bond ETFs, which are ETFs that are designed to provide broad exposure to U.S. corporate and government bonds. The Fund’s sub-adviser, Newfound Research LLC (“Newfound”), will favor low-cost bond ETFs that provide exposure to the overall U.S. bond market, and which are highly liquid.

Further, the Fund may implement its bond strategy by investing in U.S. Treasury futures, which are contracts for the purchase and sale of U.S. government notes or bonds for future delivery. The Fund will invest in futures contracts on U.S. Treasuries with maturities ranging from 2 to 30 years, with a target duration of 2 to 8 years.

Under normal circumstances, the Fund’s exposure to the Bond strategy will represent approximately 100% of the Fund’s net assets.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade.

Futures Yield Strategy:

The Fund will invest, using a Futures Yield strategy, among four major asset classes (commodities, currencies, equities, and fixed income). As noted above, the Fund will invest in the Instruments.

The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows ReSolve Asset Management SEZC (Cayman) (“ReSolve”) to look for investments or gain exposure to asset classes and markets around the world that it believes will enhance the Fund’s ability to meet its objective.

ReSolve uses a proprietary, systematic and quantitative process which seeks to generate attractive risk-adjusted returns by evaluating the “carry premium” in commodity, currency, equity, volatility, credit and fixed income Instruments. Carry premium is the economic benefit that one can achieve by holding or “carrying” a particular investment, less the costs associated with holding that asset. The type of economic benefit varies by asset type; for example, stocks may pay dividends and bonds may pay a coupon. Certain investments may actually have a negative carry premium, meaning that the economic benefit is exceeded by the costs of holding the investment (financing costs, storage costs, etc.).

At its most basic level, a strategy that seeks to benefit from the carry premium would hold long positions on Instruments that pay a carry premium and hold short positions on Instruments that have a negative carry premium. The size and type (long or short) of the position taken will relate to various factors, including ReSolve’s systematic assessment of an investment’s carry premium as well as ReSolve ‘s estimate of the Instrument’s risk.

The owner of a long position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owner of a short position in a derivative instrument will benefit from a decrease in the price of the underlying instrument. ReSolve generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

Under normal circumstances, the Fund’s aggregate notional exposure to the Futures Yield strategy will be approximately 100% of the Fund’s net assets. The Fund’s Futures Yield strategy involves levered exposure to a basket of global futures contracts (and/or swaps on such futures contracts).

Cayman Subsidiary:

The Fund intends to gain exposure to its investments either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and ReSolve. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally hold investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in investments that do not generate “qualifying income”; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

ReSolve Asset Management Inc. (“RAM”) serves as a non-discretionary investment sub-adviser to the Fund and the Subsidiary and is responsible for trade execution of portfolio securities and financial instruments for each entity, including selecting broker-dealers to execute purchase and sale transactions.

Collateral – Futures Yield

As part of the Fund’s Futures Yield strategy, the Fund holds collateral investments. The Fund (and the Subsidiary, as applicable) expects to invest approximately 25% to 100% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Newfound determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures and swap contracts.

Non-Diversified

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the Bond strategy (as described below) and (b) the Futures Yield strategy (as described below).
Return Stacked(R) Bonds & Managed Futures ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in two complimentary investment strategies, a Bond strategy and a Managed Futures strategy. The Fund uses leverage to “stack” the total return of holdings in the Fund’s Bond strategy together with the potential returns of the Fund’s Managed Futures strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s Bond strategy and approximately one dollar of exposure to the Fund’s Managed Futures strategy. So, the return of the Managed Futures strategy (minus the cost of financing) is essentially stacked on top of the returns of the Bond strategy.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the Bond strategy (as described below) and (b) the managed futures strategy (as described below). For the Fund’s Bond strategy, the Fund will invest in U.S. Treasury securities, Bond ETFs, and/or futures contracts on U.S. Treasury securities, as well as swaps on any of the foregoing and/or swaps on U.S. fixed income indices.

For the Fund’s Managed Futures strategy, the Fund will invest among four major asset classes (commodities, currencies, equities, and fixed income) and generally, the Fund will gain exposure to these four asset classes by investing in futures contracts including, but not limited to, commodity futures; currency futures; equity index futures; bond futures; and interest rate futures; as well as swaps on any of the foregoing and/or swaps on applicable indices (collectively, the “Instruments”). The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments.

The Fund will target a 100% exposure to each of its Bond strategy and its Managed Futures strategy.

Bond Strategy:

The Fund seeks to capture the total return of the broad U.S. fixed income market with the objective of long-term capital appreciation. To do so, the Fund will invest in U.S. Treasury securities, broad-based bond ETFs, and/or U.S. Treasury futures contracts, as well as swaps on any of the foregoing and/or swaps on U.S. fixed income indices.

For the Fund’s direct investments in U.S. Treasury securities, the Fund will invest Treasury bills, notes, and bonds across the yield curve and the holdings will have a target duration of two to eight years.

The Fund may also invest in broad-based aggregate bond ETFs, which are ETFs that are designed to provide broad exposure to U.S. corporate and government bonds. The Fund’s sub-adviser, Newfound Research LLC (“Newfound”), will favor low-cost bond ETFs that provide exposure to the overall U.S. bond market, and which are highly liquid.

Further, the Fund may implement its bond strategy by investing in U.S. Treasury futures, which are contracts for the purchase and sale of U.S. government notes or bonds for future delivery. The Fund will invest in futures contracts on U.S. Treasuries with maturities ranging from 2 to 30 years, with a target duration of 2 to 8 years.

Under normal circumstances, the Fund’s exposure to the Bond strategy will represent approximately 100% of the Fund’s net assets.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade.

Managed Futures Strategy:

The Fund will invest, using a Managed Futures strategy, among four major asset classes (commodities, currencies, equities, and fixed income). As noted above, the Fund will invest in the Instruments.

The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows ReSolve Asset Management SEZC (Cayman) (“ReSolve”) to look for investments or gain exposure to asset classes and markets around the world that it believes will enhance the Fund’s ability to meet its objective.

ReSolve uses a proprietary, systematic and quantitative process which seeks to benefit from price trends in commodity, currency, equity, volatility, credit and fixed income Instruments. As part of this process, the Fund will take either a long or short position in a given Instrument. The size and type (long or short) of the position taken will relate to various factors, including ReSolve’s systematic assessment of a trend and its likelihood of continuing as well as ReSolve’s estimate of the Instrument’s risk. The owner of a long position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owner of a short position in a derivative instrument will benefit from a decrease in the price of the underlying instrument. ReSolve generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

Under normal circumstances, the Fund’s exposure to the Managed Futures strategy will represent approximately 100% of the Fund’s net assets. The Fund’s Managed Futures strategy involves levered exposure to a diversified basket of global futures contracts (and/or swaps on such futures contracts).

Cayman Subsidiary:

The Fund intends to gain exposure to its investments either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and ReSolve. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally hold investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in investments that do not generate “qualifying income”; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

ReSolve Asset Management Inc. (“RAM”) serves as a non-discretionary investment sub-adviser to the Fund and the Subsidiary and is responsible for trade execution of portfolio securities and financial instruments for each entity, including selecting broker-dealers to execute purchase and sale transactions.

Collateral – Managed Futures

The Fund (and the Subsidiary, as applicable) expects to invest approximately 40% to 100% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Newfound determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures and swap contracts.

Non-Diversified

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the Bond strategy (as described below) and (b) the managed futures strategy (as described below).
Return Stacked(R) Bonds & Merger Arbitrage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that employs a hybrid management approach to achieve its investment objective by investing in two complementary strategies: an actively managed Bond strategy and a passively managed Merger Arbitrage strategy. The Fund uses leverage to “stack” the total return of holdings in the Fund’s Bond strategy together with the potential returns of the Fund’s Merger Arbitrage strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s Bond strategy and approximately one dollar of exposure to the Fund’s Merger Arbitrage strategy. So, the return of the Merger Arbitrage strategy (minus the cost of financing) is essentially stacked on top of the returns of the Bond strategy.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the Bond strategy (as described below) and (b) the Merger Arbitrage strategy (as described below).

●	Bond strategy: The Fund will invest in U.S. Treasury securities, U.S. Treasury ETFs, and/or futures contracts on U.S. Treasury securities, as well as swaps on any of the foregoing and/or swaps on U.S. Treasury indices.

●	Merger Arbitrage strategy: The Fund will invest in U.S. equity securities with both long and short exposures. The Fund may either invest directly in U.S. equity securities or access them via derivative contracts (i.e., via options and swaps). The Fund may invest in or have exposure to securities issued by small-, mid-, and large-capitalization issuers. The Fund may also invest in cash or cash equivalents, such as money market funds, similar cash management vehicles, and ultra short-term bond ETFs.

The Fund will target a 100% exposure to each of its Bond strategy and its Merger Arbitrage strategy. For more information, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Principal Investment Strategies.”

Bond Strategy:

Through its actively managed Bond strategy, the Fund seeks to capture the total return of the broad U.S. Treasury market with the objective of long-term capital appreciation. To do so, the Fund will invest in futures contracts and swaps that provide exposure to the U.S. Treasury market, including U.S. Treasury futures, swaps on U.S. Treasury futures, swaps on U.S. Treasury indices, and/or swaps on U.S. Treasury ETFs. U.S. Treasury futures are contracts for the purchase and sale of U.S. government notes or bonds for future delivery. The Fund will invest in or have exposure to futures contracts on U.S. Treasuries with maturities ranging from 2 to 30 years, with a target duration of 2 to 8 years.

The Fund may also invest directly in U.S. Treasury securities, including Treasury bills, notes, and bonds across the yield curve with a target duration of 2 to 8 years, as well as broad-based U.S. Treasury ETFs, which are ETFs that are designed to provide broad exposure to U.S. Treasuries. The Fund’s sub-adviser, Newfound Research LLC (“Newfound”), will favor low-cost bond ETFs that provide exposure to the overall U.S. Treasury market, and which are highly liquid.

Under normal circumstances, the Fund’s notional exposure to the Bond strategy will represent approximately 100% of the Fund’s net assets.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade. In addition, duration refers to the average life of a debt instrument and serves as a measure of that instrument’s interest rate risk. In general, when interest rates increase, the prices of fixed income securities decrease. Generally speaking, the longer an asset’s duration, the more sensitive the asset will be to changes in interest rates. For example, if interest rates increase by 1%, the market value of a bond portfolio with a duration of three years would decline by approximately 3%.

ReSolve Asset Management Inc. (“RAM”) serves as a non-discretionary investment sub-adviser to the Fund and is responsible for trade execution of financial instruments specifically related to the Bond Strategy, including selecting broker-dealers to execute purchase and sale transactions.

Merger Arbitrage Strategy – Overview:

Through its passively managed Merger Arbitrage strategy, the Fund’s portfolio allocated to this strategy will seek to generally track the performance of the AlphaBeta Merger Arbitrage Index (“Underlying Index”). In seeking to generally track the Underlying Index, the Fund’s Merger Arbitrage strategy portfolio will invest in U.S. equities (including large-, medium-, and small-capitalization companies) with both long and short exposures. The Fund may either invest directly in U.S. equity securities or access them via derivative contracts (i.e. via options and swaps). The Fund may also gain access to the Underlying Index via a total return swap. The Underlying Index is owned, calculated, administered, and disseminated by AlphaBeta Investment Indices Ltd. (“Index Provider”).

Merger Arbitrage Strategy – Underlying Index:

The Underlying Index employs a merger arbitrage strategy designed to capture the difference (the “spread”) between the trading price of a target company’s stock (the “Target”) after the public announcement of a merger, takeover, tender offer, leveraged buyout, or other reorganization, and the price that the acquiring company (the “Acquirer”) has agreed to pay for that stock. Only companies involved in publicly announced transactions are eligible for inclusion in the Underlying Index.

To select its constituents, the Underlying Index assesses several factors, including the probability of the merger’s completion based on a pricing model that incorporates statistically significant factors that are relevant to deal completion, such as the market capitalization of the acquirer, the payment method, estimated quality of the acquirer, whether both parties have mutually agreed to the terms of the deal, and measures of market concentration. The estimated probability of a deal’s completion is used to calculate its estimated expected return of the deal, which is used to compare the relative attractiveness of the transaction compared to others in the arbitrage universe.

The Underlying Index may also hold significant cash or cash equivalents, such as money market funds, similar cash management vehicles, and ultra short-term bond ETFs. Cash allocations typically occur when there are insufficient eligible Targets for inclusion or when a transaction represented by a Target has been consummated or abandoned. During periods of market stress or low merger and acquisition activity, the availability of suitable transactions may be significantly limited, potentially impacting the Fund’s ability to achieve its investment objective.

To be considered for the Underlying Index, a merger or acquisition deal must involve a Target company traded on major U.S. stock exchanges, with a deal value over $50 million and a deal premium below 50%. The Target must have an average daily turnover exceeding $1 million, and neither the Target nor the Acquirer (nor their ultimate parent companies) can be based in Russia or China. For cash-and-stock deals, the Acquirer must also be U.S.-traded and the deal must not require a shareholder vote by the Acquirer. Deals are included if they have at least an 85% estimated probability of completion and an estimated expected return above the risk-free rate plus 4%.

The Underlying Index can hold up to 20 deals, with a maximum leverage of 200% long and 200% short. Each deal starts with a 12.5% allocation, adjustable upon inclusion, and cannot exceed 12.5% of the Underlying Index on reconstitution. New deals are added as they are announced, with weightings based on the type of deal (cash-only or cash-and-stock). Weights can be adjusted to reduce estimated downside risk. The Fund’s Merger Arbitrage strategy may, at times, not be able to track the Underlying Index due to regulatory constraints that apply to the Fund but not the Underlying Index. For example, if, over certain periods, the Underlying Index reaches leverage levels that are incompatible with Rule 18f-4 under the 1940 Act, a rule which limits the amount of exposure funds can achieve through derivatives, the Fund will be unable to track the Underlying Index during those periods, which may limit the Fund’s ability to achieve its investment objective.

The Underlying Index assumes that a completed deal is removed from the Underlying Index the day after its completion, which may not always align with the Fund’s Merger Arbitrage strategy.

The Underlying Index reconstitutes based on events such as the addition or removal of deals, deal cancellation, or completion. Deals may be removed to make room for more attractive deals or if pending for over 300 days. Other factors like market conditions or corporate events can also trigger deal removal at the discretion of the Underlying Index’s Index Committee.

For more information about the Underlying Index, see “Additional Information About the Funds” below.

Merger Arbitrage Strategy – Fund Implementation:

To gain exposure to the Underlying Index, the Fund will establish long positions in shares of Targets either directly or indirectly through the use of derivative contracts (i.e., via options and swaps). When a transaction involves the exchange of an Acquirer’s common stock, the Fund will, in accordance with the Underlying Index, include short exposure in the Acquirer’s stock at the deal’s exchange ratio (the rate at which the Target’s shares are exchanged for the Acquirer’s shares). This short exposure (selling borrowed stock with the expectation of buying it back at a lower price) is designed to lock in the current deal spread and hedge against the risk of a decline in the deal value due to a decline Acquirer’s stock price. The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution) or by using derivatives, such as swaps, to gain short exposure. Additionally, the Fund may access the Underlying Index through a total return swap (a derivative contract that exchanges the total return of an asset) rather than investing directly in the individual constituents of the Underlying Index.

Although the Fund generally expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling to track the Underlying Index.

Under normal circumstances, the Fund’s exposure to the Merger Arbitrage strategy will represent approximately 100% of the Fund’s net assets. The Fund’s Merger Arbitrage strategy may involve levered exposure to U.S. equities.

The Adviser is responsible for trade execution of securities and financial instruments specifically related to the Merger Arbitrage Strategy, including selecting broker-dealers to execute purchase and sale transactions.

Collateral

The Fund will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s investments in derivative instruments (i.e., futures and swaps). The Fund’s allocation to collateral will generally range between 5% and 25% under normal circumstances.

The Fund’s investment strategies may include active and frequent trading, and as a result, the Fund’s portfolio will be subject to a high portfolio turnover rate. The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the Bond strategy (as described below) and (b) the Merger Arbitrage strategy (as described below).
Return Stacked(R) Global Stocks & Bonds ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in large-capitalization global equity securities, global equity ETFs (or a combination of other ETFs that together provide global equity market exposure), and futures contracts that provide the Fund with exposure to the performance of the U.S. Treasury bond market, as well as swaps on any of the foregoing and/or swaps on applicable indices. In addition, the Fund will hold U.S. Treasury bills and other high-quality securities as collateral for the futures and swaps as well as to generate income. The Fund uses leverage to “stack” the total return of holdings in the Fund’s global equity strategy together with the potential returns of the Fund’s U.S. treasury strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s global equity investments and approximately one dollar of exposure to the Fund’s U.S. Treasury strategy. So, the return of the U.S. Treasury strategy (minus the cost of financing) is essentially stacked on top of the returns of the global equity strategy.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) global equity securities and ETFs that, in the aggregate, provide exposure to the global equity markets, and (b) U.S. Treasury future contracts that provide the Fund with indirect exposure to the performance of the U.S. treasury bond market.

Global Equity Exposure:

The Fund may invest in the equity securities of companies located throughout the world (e.g., in the United States, other developed markets (e.g., Europe), and emerging markets). Under normal conditions, the Fund will invest at least 40% of its assets (unless market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its assets) in companies in multiple countries outside of the Unites States (i.e., non-U.S. companies). In determining whether a company is a U.S. or non-U.S. company, the Fund’s sub-adviser, Newfound Research, LLC (“Newfound”) primarily considers the location of the principal trading market for the company’s common stock, and may also consider other metrics, such as the location of the company’s corporate or operational headquarters or principal place of business.

Newfound will seek to construct the Fund’s global equity portfolio to reflect the overall global equity markets on a market capitalization weighted basis. To do so, the Fund will invest in global equity ETFs (which are ETFs that invest primarily in the equity securities of companies located throughout the world), other broad-based ETFs that provide exposure to the global equity market, individual equity securities, and equity index futures contracts, as well as swaps on any of the foregoing and/or swaps on equity indices.

For example, rather than hold a global equity ETF, the Fund may:

●	Hold multiple ETFs that, together, provide similar exposure (e.g., a combination of U.S. equity ETFs, international equity ETFs, and emerging markets ETFs);

●	Hold individual securities that, together, provide similar exposure (e.g., through a basket of securities representing the underlying holdings of a global equity ETF);

●	Hold equity index futures contracts that, together, provide similar exposure; or

●	Employ a combination of the above holdings, so the aggregated investment provides similar exposure.

The Fund’s investment in global equity ETFs (or a combination of ETFs, individual securities providing global equity market exposure) will generally comprise between 75% and 80% of the Fund’s portfolio. The remaining exposure to global equities will generally be achieved through equity index futures or swaps. The equity index futures or swaps may be linked to leading indices from developed, emerging, and global markets.

U.S. Treasury Exposure:

To provide the Fund with exposure to performance of the U.S. Treasury bond market, the Fund will invest in futures contracts and swaps that provide exposure to the U.S. Treasury market, including U.S. Treasury futures, swaps on U.S. Treasury futures, swaps on U.S. Treasury indices, and/or swaps on U.S. Treasury ETFs. The Fund will invest in (or have exposure to) futures contracts on U.S. Treasuries with maturities ranging from 2 to 30 years, with a target duration of 2 to 8 years. Under normal circumstances, the Fund’s aggregate U.S. Treasury exposures will represent a “notional exposure” (i.e., the total underlying amount of exposure created by a derivatives trade) of approximately 100% of the Fund’s net assets.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to theoretically control a much larger amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

ReSolve Asset Management Inc. (“RAM”) serves as a non-discretionary investment sub-adviser to the Fund and is responsible for trade execution of portfolio securities and financial instruments, including selecting broker-dealers to execute purchase and sale transactions.

Collateral – U.S. Treasury Futures

The Fund expects to invest approximately 0% to 25% of its net assets in U.S. Treasury bills, money market funds, cash, and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Newfound determines), that provide liquidity, serve as margin or collateralize the Fund’s investments in futures and swap contracts.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) global equity securities and ETFs that, in the aggregate, provide exposure to the global equity markets, and (b) U.S. Treasury future contracts that provide the Fund with indirect exposure to the performance of the U.S. treasury bond market.
Return Stacked(R) U.S. Stocks & Futures Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in two complimentary investment strategies, a U.S. Equity strategy and a Futures Yield strategy. The Fund uses leverage to “stack” the total return of holdings in the Fund’s U.S. Equity strategy together with the potential returns of the Fund’s Futures Yield strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s U.S. Equity strategy and approximately one dollar of exposure to the Fund’s Futures Yield strategy. So, the return of the Futures Yield (minus the cost of financing) strategy is essentially stacked on top of the returns of the U.S. Equity strategy.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the U.S. Equity strategy (as described below) and (b) the Futures Yield strategy (as described below).

For the Fund’s U.S. Equity strategy, the Fund will invest in U.S. equity securities (i.e., common stocks of U.S. issuers), U.S. equity ETFs, and/or futures contracts on U.S. equity indices, as well as swaps on any of the foregoing and/or swaps on equity indices.

For the Fund’s Futures Yield strategy, the Fund will invest among four major asset classes (commodities, currencies, equities, and fixed income) and generally, the Fund will gain exposure to these four asset classes by investing in futures contracts including, but not limited to, commodity futures; currency futures; equity index futures; bond futures; and interest rate futures; as well as swaps on any of the foregoing and/or swaps on applicable indices (collectively, the “Instruments”). The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments.

The Fund will target a 100% exposure to each of its U.S. Equity strategy and its Futures Yield strategy.

Further, the Fund (and the Subsidiary) will hold U.S. Treasury bills and cash equivalents as collateral for the futures and swap contracts as well as to generate income.

U.S. Equity Strategy:

The Fund seeks to capture the total return of large-capitalization U.S. equities (meaning companies with a market capitalization greater than $8 billion) with the objective of long-term capital appreciation. To do so, the Fund will invest in U.S. equity securities, U.S. equity ETFs, or U.S. equity index futures contracts, as well as swaps on any of the foregoing and/or swaps on equity indices.

For the Fund’s direct investments in U.S. equity securities, the Fund will invest in large-capitalization U.S. equities. The Fund may also invest in broad-based U.S. equity ETFs, which are ETFs that are designed to provide broad exposure to U.S. equity markets. The Fund’s sub-adviser, Newfound Research LLC (“Newfound”), will favor low-cost equity ETFs that provide exposure to the large-capitalization U.S. equity market, and which are highly liquid. Further, the Fund may implement its equity strategy by investing in U.S. equity index futures and swaps.

Under normal circumstances, the Fund’s exposure to the U.S. Equity strategy will represent approximately 100% of the Fund’s net assets.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade.

Futures Yield Strategy:

The Fund will invest, using a Futures Yield strategy, among four major asset classes (commodities, currencies, equities, and fixed income). As noted above, the Fund will invest in the Instruments.

The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows ReSolve Asset Management SEZC (Cayman) (“ReSolve”) to look for investments or gain exposure to asset classes and markets around the world that it believes will enhance the Fund’s ability to meet its objective.

ReSolve uses a proprietary, systematic and quantitative process which seeks to generate attractive risk-adjusted returns by evaluating the “carry premium” in commodity, currency, equity, volatility, credit and fixed income Instruments. Carry premium is the economic benefit that one can achieve by holding or “carrying” a particular investment, less the costs associated with holding that asset. The type of economic benefit varies by asset type; for example, stocks may pay dividends and bonds may pay a coupon. Certain investments may actually have a negative carry premium, meaning that the economic benefit is exceeded by the costs of holding the investment (financing costs, storage costs, etc.).

At its most basic level, a strategy that seeks to benefit from the carry premium would hold long positions on Instruments that pay a carry premium and hold short positions on Instruments that have a negative carry premium. The size and type (long or short) of the position taken will relate to various factors, including ReSolve’s systematic assessment of an investment’s carry premium as well as ReSolve’s estimate of the Instrument’s risk.

The owner of a long position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owner of a short position in a derivative instrument will benefit from a decrease in the price of the underlying instrument. ReSolve generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

Under normal circumstances, the Fund’s aggregate notional exposure to the Futures Yield strategy will be approximately 100% of the Fund’s net assets. The Fund’s Futures Yield strategy involves levered exposure to a basket of global futures contracts (and/or swaps on such futures contracts).

Cayman Subsidiary:

The Fund intends to gain exposure to its investments either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and ReSolve. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally hold investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in investments that do not generate “qualifying income”; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

ReSolve Asset Management Inc. (“RAM”) serves as a non-discretionary investment sub-adviser to the Fund and the Subsidiary and is responsible for trade execution of portfolio securities and financial instruments for each entity, including selecting broker-dealers to execute purchase and sale transactions.

Collateral –Futures Yield

As part of the Fund’s Futures Yield strategy, the Fund holds collateral investments. The Fund (and the Subsidiary, as applicable) expects to invest approximately 25% to 100% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Newfound determines), that provide liquidity, serve as margin or collateralize the Fund’s investments in futures and swap contracts.

Non-Diversified

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the U.S. Equity strategy (as described below) and (b) the Futures Yield strategy (as described below).
Return Stacked(R) U.S. Stocks & Managed Futures ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in two complimentary investment strategies, a U.S. Equity strategy and a Managed Futures strategy. The Fund uses leverage to “stack” the total return of holdings in the Fund’s U.S. Equity strategy together with the potential returns of the Fund’s Managed Futures strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s U.S. Equity strategy and approximately one dollar of exposure to the Fund’s Managed Futures strategy. So, the return of the Managed Futures strategy (minus the cost of financing) is essentially stacked on top of the returns of the U.S. Equity strategy.

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the U.S. Equity strategy and the Managed Futures strategy. If you invest one dollar in the Fund, nearly one dollar’s worth of that investment will track the performance of the Fund’s U.S. Equity strategy, behaving similarly to how U.S. stocks behave. In addition, almost another dollar will align with the performance of the Managed Futures strategy, mirroring the ups and downs of futures markets. So essentially, your single dollar investment is doubled to follow and potentially profit (or experience losses) from two different investment strategies. The Fund’s two strategies are not explicitly designed to have any target correlation to each other (whether positive or negative).

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the U.S. Equity strategy (as described below) and (b) the Managed Futures strategy (as described below). For the Fund’s U.S. Equity strategy, the Fund will invest in U.S. equity securities (i.e., common stocks of U.S. issuers), U.S. equity ETFs, and/or futures contracts on U.S. equity indices, as well as swaps on any of the foregoing and/or swaps on equity indices.

For the Fund’s Managed Futures strategy, the Fund will invest among four major asset classes (commodities, currencies, equities, and fixed income) and generally, the Fund will gain exposure to these four asset classes by investing in futures contracts including, but not limited to, commodity futures; currency futures; equity index futures; bond futures; and interest rate futures; as well as swaps on any of the foregoing and/or swaps on applicable indices (collectively, the “Instruments”). The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments.

The Fund will target a 100% exposure to each of its U.S. Equity strategy and its Managed Futures strategy.

Further, the Fund (and the Subsidiary) will hold U.S. Treasury bills and cash equivalents as collateral for the futures and swap contracts as well as to generate income.

U.S. Equity Strategy:

The Fund seeks to capture the total return of large-capitalization U.S. equities (meaning companies with a market capitalization greater than $8 billion) with the objective of long-term capital appreciation. To do so, the Fund will invest in U.S. equity securities, U.S. equity ETFs, and/or U.S. equity index futures contracts, as well as swaps on any of the foregoing and/or swaps on equity indices.

For the Fund’s direct investments in U.S. equity securities, the Fund will invest in large-capitalization U.S. equities. The Fund may also invest in broad-based U.S. large-capitalization equity ETFs, which are ETFs that are designed to provide broad exposure to U.S. large-capitalization equity markets. The Fund’s sub-adviser, Newfound Research LLC (“Newfound”), will favor low-cost equity ETFs that provide exposure to the large-capitalization U.S. equity market, and which are highly liquid. Further, the Fund may implement its equity strategy by investing in U.S. equity index futures and swaps.

Under normal circumstances, the Fund’s exposure to the U.S. Equity strategy will represent approximately 100% of the Fund’s net assets.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade. Via the Fund’s use of futures and/or swaps in both its U.S. Equity and Managed Futures strategies (described below), the Fund provides leveraged exposure to a combination of U.S. equities and managed futures.

Managed Futures Strategy:

The Fund will invest, using a Managed Futures strategy, among four major asset classes (commodities, currencies, equities, and fixed income). As noted above, the Fund will invest in the Instruments.

The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows ReSolve Asset Management SEZC (Cayman) (the “ReSolve”) to look for investments or gain exposure to asset classes and markets around the world that it believes will enhance the Fund’s ability to meet its objective.

ReSolve uses a proprietary, systematic and quantitative process which seeks to benefit from price trends in commodity, currency, equity, volatility, credit and fixed income Instruments. As part of this process, the Fund will take either a long or short position in a given Instrument. The size and type (long or short) of the position taken will relate to various factors, including ReSolve’s systematic assessment of a trend and its likelihood of continuing as well as ReSolve’s estimate of the Instrument’s risk. The owner of a long position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owner of a short position in a derivative instrument will benefit from a decrease in the price of the underlying instrument. ReSolve generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

Under normal circumstances, the Fund’s exposure to the Managed Futures strategy will represent approximately 100% of the Fund’s net assets. The Fund’s Managed Futures strategy involves levered exposure to a diversified basket of global futures contracts (and/or swaps on such futures contracts).

Example: If the Fund has $100 in assets, the Fund expects to achieve $100 of exposure to the equity strategy and $100 of exposure to the managed futures strategy. This is akin to investing $100 in a US equity fund, borrowing $100, and putting the borrowed $100 in a managed futures fund.

Cayman Subsidiary:

The Fund intends to gain exposure to its investments either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and ReSolve. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally hold investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in investments that do not generate “qualifying income”; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

ReSolve Asset Management Inc. (“RAM”) serves as a non-discretionary investment sub-adviser to the Fund and the Subsidiary and is responsible for trade execution of portfolio securities and financial instruments for each entity, including selecting broker-dealers to execute purchase and sale transactions.

Collateral – Managed Futures

The Fund (and the Subsidiary, as applicable) expects to invest approximately 40% to 100% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Newfound determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures and swap contracts.

Non-Diversified

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the U.S. Equity strategy (as described below) and (b) the Managed Futures strategy (as described below).
Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that employs a hybrid management approach to achieve its investment objective by investing in two complementary strategies: a U.S. Equity strategy and a Gold/Bitcoin strategy. The Fund uses leverage to “stack” the total return of holdings in the Fund’s U.S. Equity strategy together with the potential returns of the Fund’s Gold/Bitcoin strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s U.S. Equity strategy and approximately one dollar of exposure to the Fund’s Gold/Bitcoin strategy. So, the return of the Gold/Bitcoin strategy (minus the cost of financing) is essentially stacked on top of the returns of the U.S. Equity strategy.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the U.S. Equity strategy (as described below) and (b) the Gold/Bitcoin strategy (as described below).

●	U.S. Equity strategy: The Fund will invest in U.S. equity securities (i.e. common stocks of U.S. issuers), U.S. equity ETFs, and/or futures contracts on U.S. equity indices, as well as swaps on any of the foregoing and/or swaps on equity indices.

●	Gold/Bitcoin strategy: The Fund may invest in gold ETFs and gold exchange traded products (“ETPs”), futures contracts on gold, bitcoin ETFs and ETPs, and/or futures contracts on bitcoin, as well as swaps on any of the foregoing and/or swaps on gold indices, bitcoin indices or indices representing the performance of both gold and bitcoin.

The Fund will target a 100% exposure to each of its U.S. Equity strategy and its Gold/Bitcoin strategy. For more information, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Principal Investment Strategies.”

U.S. Equity Strategy:

The Fund seeks to capture the total return of large-capitalization U.S. equities (meaning companies with a market capitalization greater than $8 billion) with the objective of long-term capital appreciation. To do so, the Fund will invest in U.S. equity securities, U.S. equity ETFs, and/or U.S. equity index futures contracts, as well as swaps on any of the foregoing and/or swaps on equity indices.

The goal of the U.S. Equity Strategy is to provide broad exposure to the U.S. large-capitalization equity market rather than employing a security selection process to identify individual companies for purchase. The number of equity holdings to which the Fund will typically be exposed, either through direct investment or indirectly through index ETFs and index futures and swap contracts, is between approximately 400 and 500.

For the Fund’s direct investments in U.S. equity securities, the Fund will invest in large-capitalization U.S. equities. The Fund may also invest in broad-based U.S. equity ETFs, which are ETFs that are designed to provide broad exposure to the large-capitalization U.S. equity market. The Fund’s sub-adviser, Newfound Research LLC (“Newfound”), will favor low-cost equity ETFs, which are highly liquid. Further, the Fund may implement its equity strategy by investing in U.S. equity index futures and swaps which provide broad exposure to the large-capitalization U.S. equity market.

Under normal circumstances, the Fund’s exposure to the U.S. Equity strategy will represent approximately 100% of the Fund’s net assets.

Gold/Bitcoin Strategy:

The Fund seeks to capture the total return associated with gold and bitcoin with the objective of long-term capital appreciation. To do so, the Fund may invest in gold ETFs and ETPs, bitcoin ETFs and ETPs, gold futures, and/or bitcoin futures, as well as swaps on any of the foregoing and/or swaps on gold indices, bitcoin indices or indices representing the performance of both gold and bitcoin. ETFs and ETPs may be referred to herein collectively as “Underlying Funds.”

For the Fund’s exposure to gold and bitcoin, ReSolve Asset Management SEZC (Cayman) (“ReSolve”) will employ a risk parity framework designed to balance the contribution of volatility from each asset. In other words, the allocation between gold and bitcoin will be dynamically adjusted so that each asset contributes equally to the overall portfolio risk. This means that the Gold/Bitcoin strategy will typically allocate a larger percentage of its assets to the asset class with lower forecasted volatility (i.e., the asset class with smaller price fluctuations over time). Within this framework, the Fund may invest directly or indirectly through the Subsidiary (described below) in gold and bitcoin Underlying Funds or gain exposure through gold futures and/or swaps and bitcoin futures and/or swaps, each of which is intended to provide broad exposure to these underlying assets.

Under normal circumstances, the Fund’s exposure to the Gold/Bitcoin strategy will represent approximately 100% of the Fund’s net assets. It is expected that the Gold/Bitcoin strategy will generally allocate between 75% and 95% of its assets to gold and between 5% and 25% to bitcoin. If the relative volatility of gold and bitcoin were to materially change, it is expected that the relative allocation to gold would decrease and the relative allocation to bitcoin would increase. For example, if the forecasted volatility for both assets were equal, both gold and bitcoin would receive 50% of the portfolio allocation.

The Fund does not invest directly in bitcoin or any other digital assets. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

The Fund does not invest directly in gold or gold bullion. Investors seeking direct exposure to the price of gold should consider an investment other than the Fund.

Cayman Subsidiary:

The Fund intends to gain exposure to the Gold/Bitcoin strategy either indirectly as described above or by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and ReSolve. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in investments (such as bitcoin and gold futures contracts) that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

ReSolve Asset Management Inc. (“RAM”) serves as a non-discretionary investment sub-adviser to the Fund and the Subsidiary and is responsible for trade execution of portfolio securities and financial instruments for each entity, including selecting broker-dealers to execute purchase and sale transactions.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements, which are a form of borrowing where the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a later date for a higher price. This arrangement allows the Fund to use the proceeds from the initial sale for other investment purposes. However, since the Fund repurchases the securities at a higher price, it incurs a loss on these transactions.

To qualify for treatment as a RIC under the Code, the Fund may use reverse repurchase agreements to ensure that its investment in the Subsidiary does not exceed 25% of the Fund’s total assets at the end of each fiscal quarter (the “Asset Diversification Test”). During other times of the year, the Fund’s investments in the Subsidiary may exceed 25% of its total assets.

Collateral

The Fund and Subsidiary will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s or Subsidiary’s investments in derivative instruments (i.e., futures and swap contracts). The Fund’s allocation to collateral will generally range between 5% and 25% under normal circumstances.

The Fund’s investment strategies may include active and frequent trading. The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Information About Bitcoin

As noted above, the Fund does not invest directly in bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund. The following provides an overview of bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known modern digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making bitcoin a unique investment commodity within the digital asset landscape. Although bitcoin is called a crypto or digital currency, it is not presently accepted widely as a means of payment.

Bitcoin Blockchain Description:

The Bitcoin Blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, which may take an hour or more, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin Blockchain, a decentralized and cryptographic ledger system. The Bitcoin Blockchain underpins the entire bitcoin network, providing a secure and transparent mechanism for recording bitcoin transactions. Each bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin Blockchain, ensuring the integrity and traceability of the digital asset. Thus, while bitcoin serves as a medium of exchange or store of value, the Bitcoin Blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of bitcoin. This symbiotic relationship ensures that bitcoin operates in a trustless and decentralized manner, with the Bitcoin Blockchain maintaining bitcoin’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin Blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin Blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin Blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin Blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time this functionality is limited.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the U.S. Equity strategy (as described below) and (b) the Gold/Bitcoin strategy (as described below).